S000004423 [Member] Investment Strategy - Ultra-Small Company Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund’s investments, “ultra-small companies” are defined as those: (i) companies that have a market capitalization the size of the smallest 20% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the CRSP Cap-Based Portfolio 9 Index or the CRSP Cap-Based Portfolio 10 Index as defined by the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago. A majority of the stocks in the Fund are listed on Nasdaq. On June 30, 2025, the stocks in this group generally had a market capitalization of less than $722 million. Bridgeway Capital Management, LLC (the “Adviser”) selects stocks for the Fund using a statistical approach.
The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser. ESG information for ultra-small companies may be limited, although the Adviser’s investment process incorporates this information when available.
The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US; and (ii) that derive 50% or more of their total revenue from activities outside of the US.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.
The Fund may engage in active and frequent trading of portfolio securities.